Segment reporting (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Operating Segments [Line Items]
Total revenues	$ 9,540	$ 8,744	$ 8,917	$ 18,284	$ 18,299
Credit loss expense / (release)	740	38	7	778	25
Operating expenses	8,486	7,210	6,295	15,696	12,929
Operating profit / (loss) before tax	29,239	1,495	2,615	30,735	5,344
Tax expense / (benefit)	361	459	497	820	1,082
Net profit / (loss)	28,878	1,037	2,118	29,915	4,262
UBS BDs
Disclosure Of Operating Segments [Line Items]
Total revenues				17,128	18,299
Credit loss expense / (release)	16			54	25
Operating expenses				14,055	12,929
Operating profit / (loss) before tax				3,019	5,344
Tax expense / (benefit)				807	1,082
Net profit / (loss)				2,212	4,262
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Total revenues				9,528	9,581
Credit loss expense / (release)	5	15	(3)	20	(10)
Operating expenses				7,182	7,124
Operating profit / (loss) before tax				2,325	2,467
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Total revenues				2,681	2,144
Credit loss expense / (release)	10	16	35	26	57
Operating expenses				1,376	1,246
Operating profit / (loss) before tax				1,279	841
Asset Management
Disclosure Of Operating Segments [Line Items]
Total revenues				1,001	1,950
Credit loss expense / (release)	0	0	0	0	0
Operating expenses				818	817
Operating profit / (loss) before tax				184	1,133
Investment Bank
Disclosure Of Operating Segments [Line Items]
Total revenues				4,241	5,003
Credit loss expense / (release)	1	7	(28)	8	(24)
Operating expenses				3,618	3,688
Operating profit / (loss) before tax				615	1,339
Group Functions
Disclosure Of Operating Segments [Line Items]
Total revenues				(323)	(379)
Credit loss expense / (release)	$ 0	$ 0	$ 2	0	2
Operating expenses				1,062	54
Operating profit / (loss) before tax				$ (1,385)	$ (436)